ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of company's principal subsidiaries

As of December 31, 2014, the Company’s principal subsidiaries are as follows:

	Percentage of ownership	Date of incorporation/ acquisition	Place of incorporation
Shuzhi Information Technology (Shanghai) Co., Ltd. (“Shuzhi”)	100%	March 21, 2008	PRC
Shanghai eHi Car Rental Co., Ltd. (“eHi Rental”)	100%	March 10, 2008	PRC
Beijing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 20, 2008	PRC
Chongqing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	December 5, 2009	PRC
eHi Auto Services (Hong Kong) Holding Limited (“eHi Hong Kong”)	100%	September 24, 2010	Hong Kong
Shanghai Smart Brand Auto Driving Services Co., Ltd. (“Shanghai Smart Brand”, subsidiary of Shuzhi)	100%	April 13, 2011	PRC
eHi Auto Services (Jiangsu) Co., Ltd. (subsidiary of eHi Hong Kong)	100%	December 23, 2011	PRC
Shanghai eHi Chengshan Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 16, 2012	PRC
L&L Financial Leasing Holding Limited	100%	October 17, 2013	Hong Kong
Shanghai Taihao Financial Leasing Holding Limited	100%	January 7, 2014	PRC
Elite Plus Developments Limited (British Virgin Islands) (“Elite Plus”)	100%	March 11, 2014	British Virgin Islands
Shanghai eHi Information Technology Service Co., Ltd. (“eHi Information”)	100%	March 13, 2014	PRC